April 2, 2018

BNY MELLON FUNDS TRUST

BNY Mellon Large Cap Market Opportunities Fund

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

BNY Mellon Focused Equity Opportunities Fund

Supplement to Prospectus

dated December 29, 2017

Effective April 2, 2018, the following information supersedes and replaces any contrary information contained in the section of the fund's prospectus entitled "Fund Summary – BNY Mellon Large Cap Market Opportunities Fund - Portfolio Management":

Donald M. Sauber and Thomas Lee are the primary portfolio managers responsible for the Focused Equity Strategy, the Large Cap Growth Strategy and the Large Cap Dividend Strategy.  Mr. Sauber and Mr. Lee have each held this position since March 2018.  Each of Mr. Sauber and Mr. Lee is a portfolio manager and senior equity analyst at BNY Mellon Wealth Management.  Mr. Sauber and Mr. Lee also are employees of The Dreyfus Corporation and manage the fund in their capacity as employees of The Dreyfus Corporation.

Effective April 2, 2018, the following information supersedes and replaces any contrary information contained in the section of the fund's prospectus entitled "Fund Summary – BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund - Portfolio Management":

Donald M. Sauber and Thomas Lee are the primary portfolio managers responsible for the Large Cap Core Strategy, the Focused Equity Strategy, the Large Cap Growth Strategy and the Large Cap Dividend Strategy.  Mr. Sauber and Mr. Lee have each held this position since March 2018.  Each of Mr. Sauber and Mr. Lee is a portfolio manager and senior equity analyst at BNY Mellon Wealth Management.  Mr. Sauber and Mr. Lee also are employees of The Dreyfus Corporation and manage the fund in their capacity as employees of The Dreyfus Corporation.

Effective April 2, 2018, the following information supersedes and replaces any contrary information contained in the section of the fund's prospectus entitled "Fund Summary – BNY Mellon Focused Equity Opportunities Fund - Portfolio Management":

Donald M. Sauber and Thomas Lee are the fund's primary portfolio managers, a position each has held since March 2018.  Each of Mr. Sauber and Mr. Lee is a portfolio manager and senior equity analyst at BNY Mellon Wealth Management.  Mr. Sauber and Mr. Lee also are employees of The Dreyfus Corporation and manage the fund in their capacity as employees of The Dreyfus Corporation.

******

97100605v1

Effective April 2, 2018, the following information supersedes and replaces any contrary information contained in the sections of the fund's prospectus entitled "Fund Details – Management – Portfolio Managers – BNY Mellon Large Cap Market Opportunities Fund", "– BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund" and "– BNY Mellon Focused Equity Opportunities Fund":

BNY Mellon Large Cap Market Opportunities Fund's primary portfolio managers with respect to the Focused Equity Strategy, the Large Cap Growth Strategy and the Large Cap Dividend Strategy are Donald M. Sauber and Thomas Lee.

BNY Mellon Tax Sensitive Multi-Strategy Fund's primary portfolio managers with respect to the Large Cap Core Strategy, the Focused Equity Strategy, the Large Cap Growth Strategy and the Large Cap Dividend Strategy are Donald M. Sauber and Thomas Lee.

BNY Mellon Focused Equity Opportunities Fund's primary portfolio managers are Donald M. Sauber and Thomas Lee.

******

2

97100605v1